Long-term Debt (Tables)	12 Months Ended
Dec. 31, 2016
Long-term Debt [Abstract]
Long-term debt
	December 31, 2015	December 31, 2016
$1.3 billion Senior Secured Term Loan B Facility	$1,283,750	$1,270,750
$1.9 billion Secured Term Loan B Facility	1,857,250	1,838,250
$462 million Senior Secured Credit Facility	432,821	249,542
$500 million Senior Unsecured Notes	229,411	130,974
$800 million Senior Secured Notes	607,742	459,723
Less: Deferred financing costs	(82,506)	(61,466)
Total debt	4,328,468	3,887,773
Less: Current portion	(56,725)	(640,557)
Long-term portion	$4,271,743	$3,247,216

Loan movements for Company's debt
Loan	Loan Agreement Date	Original Amount	December 31, 2015	Repayments/ Repurchase of senior notes	December 31, 2016

$800 million Senior Notes	September 20, 2012	$800,000	607,742	(148,019)	$459,723
$1.9 billion Secured Term Loan B Facility	July 12, 2013	1,900,000	1,857,250	(19,000)	1,838,250
$500 million Senior Unsecured Notes	March 26, 2014	500,000	229,411	(98,437)	130,974
$1.3 billion Senior Secured Term Loan B	July 25, 2014	1,300,000	1,283,750	(13,000)	1,270,750
$462 million Senior Secured Credit Facility	February 13, 2015	$462,000	$432,821	$(183,279)	$249,542
			$4,410,974	$(461,735)	$3,949,239

Annual principal payments
2017	658,063
2018	115,202
2019	162,974
2020	1,794,250
2021	1,218,750
Total principal payments	3,949,239
Less: Financing fees	(61,466)
Total debt	$3,887,773